Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.
    INCOME TAXES

The income taxes recognized in profit or loss is as follows:

	December 31, 2017	December 31, 2016

Current tax (expense) recovery	$-	$-
Deferred tax (expense) recovery	(728)	4,576
Total income tax (expense) recovery	$(728)	$4,576

The deferred tax expenses for the years ended
December 31, 2017
and
December 31, 2016
relate to the impact of foreign exchange on tax attributes. The deferred tax expenses and the corresponding deferred income tax liabilities are non-cash items and will only be realized once the Company’s exploration properties are developed and in production.

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	December 31 2017	December 31 2016

Loss for the year before income taxes	$(5,769)	$(60,422)
Statutory tax rate	26.00%	26.00%

Recovery of income taxes computed at statutory rates	$1,500	$15,710
Share based payments	(588)	(588)
Mexican inflationary adjustments	(80)	1,156
Higher effective tax rate on loss in foreign jurisdiction	93	2,279
Impact of change in statutory tax rates	444	-
Unrecognized deferred tax assets	(4,671)	(12,054)
Mexican income tax impact of mining royalty in Mexico	-	(1,105)
Impact of foreign exchange and other	2,574	(4,504)
Impact of 7.5% mining royalty in Mexico	-	3,682
Total income tax (expense) recovery	$(728)	$4,576

The Canadian income tax rate increased from
26%
to
27%
effective
January 1, 2018
with a statutory impact prior to year end. The impact of this change has been reflected in the consolidated financial statements.

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at
December 31, 2017
and
2016
are as follows:

	December 31 2017	December 31 2016

Tax Losses - deferred tax assets	872	2,753
Excess of tax value of exploration and evaluation assets and
investment in associate over book values	1,478	1,558
Unrealized foreign exchange	35	(1,467)
Investments	(98)	(21)
Excess of book value of exploration and evaluation assets and investment in associate over tax values	(3,604)	(3,412)
Net deferred tax liability	(1,317)	(589)

The Company's movement of net deferred tax liabilities is described below:

	December 31 2017	December 31 2016
At January 1	$(589)	$(5,165)
Deferred income tax expense (recovery) through income statement	(728)	4,576
At December 31	$(1,317)	$(589)

The Company has the following deductible temporary differences for which no
deferred tax assets have been recognized:

	2017	expiry dates	2016
Tax losses and tax values in excess of book values	$69,925	2018 - 2036	$52,924
Excess of tax value of exploration and evaluation assets over book values	21,103	no expiry	23,432
Financing fees	3,657	2037 - 2040	4,857
Cumulative eligible capital	0	no expiry	388
Other	2,977	no expiry	762

Total	$97,662		$82,363

At
December 31, 2017,
the Company has non-capital loss carry forwards in Canada aggregating
$40,373
(
December 31, 2016:
$28,261
) which expire over the period between
2026
to
2037,
available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of
$1,635
(
December 31, 2016:
$259
) which are available only to offset future capital gains for Canadian tax purposes and may
be carried forward indefinitely.

At
December 31, 2017,
the Company has tax loss carry forwards in Mexico aggregating
$32,249
(
December 31, 2016:
$28,884
) which expire over the period
2019
to
2027,
available to offset future taxable income in Mexico.

At
December 31, 2017,
the Company has
$23
(
December 31, 2016:
$98
) included in cash that is held by foreign subsidiaries, and hence not
available to fund domestic operations unless the funds were repatriated. There are no
taxes payable on the funds should the Company choose to repatriate them, however, the Company does not
intend to repatriate these funds in the next year.